Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Profit for the year from continuing operations	$ 4,070	$ 3,170
Depreciation and amortization	1,674	1,487
Provision for income taxes	2,495	1,518
Impairment reversal	0	(215)
Loss on debt redemption or purchase	58	0
Net finance expense	150	185
Income taxes paid	(1,217)	(849)
Remeasurement of decommissioning and restoration provisions for closed operations	83	35
QB2 variable consideration to IMSA and ENAMI	188	141
Other	147	185
Net change in non-cash working capital items	(107)	(884)
Net cash provided by continuing operating activities	7,541	4,773
Net cash provided by (used in) discontinued operating activities	442	(35)
Net cash from operating activities	7,983	4,738
Investing activities
Expenditures on property, plant and equipment	(4,423)	(3,966)
Capitalized production stripping costs	(1,042)	(667)
Expenditures on investments and other assets	(199)	(160)
Proceeds from investments and assets	113	54
Net cash used in continuing investing activities	(5,551)	(4,739)
Net cash used in discontinued investing activities	(129)	(80)
Net cash used in investing activities	(5,680)	(4,819)
Financing activities
Proceeds from debt	569	1,639
Revolving credit facilities	0	(335)
Redemption, purchase or repayment of debt	(1,323)	(155)
Repayment of lease liabilities	(138)	(130)
QB2 advances from SMM/SC	899	326
Interest and finance charges paid	(459)	(380)
Issuance of Class B subordinate voting shares	234	50
Purchase and cancellation of Class B subordinate voting shares	(1,392)	0
Dividends paid	(532)	(106)
Contributions from non-controlling interests	307	113
Distributions to non-controlling interests	(78)	(57)
Other liabilities	(46)	120
Net cash provided by (used in) continuing financing activities	(1,959)	1,085
Net cash used in discontinued financing activities	(31)	(29)
Net cash used in financing activities	(1,990)	1,056
Increase in cash and cash equivalents	313	975
Cash balance related to assets held for sale	(35)	0
Effect of exchange rate changes on cash and cash equivalents	178	2
Cash and cash equivalents at beginning of year	1,427	450
Cash and cash equivalents at end of year	$ 1,883	$ 1,427